Unit-based Compensation	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Share-based Payment Arrangement [Abstract]
Unit-based Compensation
10. Unit-based Compensation
Class C Units
The following is a summary of Class C Units outstanding and vested:

Class C Units
Balance at September 25, 2021	428,571
Granted	8,468
Redeemed	—
Forfeited	(8,468)

Balance at March 26, 2022	428,571

Vested at March 26, 2022	359,569
The Company recognized less than $0.1 million as compensation expense associated with the Class C Units for the three and six months ended March 26, 2022 and March 27, 2021. As of March 26, 2022, unrecognized compensation expense related to the unvested portion of Class C Units was $0.3 million, which is expected to be recognized over a weighted average period of 3.8 years.
Valuation of Class C Units
The fair value of each Class C Unit granted during the three months ended March 26, 2022 and year ended September 25, 2021 was estimated on the date of the award using a combination of the market approach and income approach, which utilizes a Black-Scholes option pricing model with the following assumptions:

	March 26, 2022	September 25, 2021
Dividend yield	—%	—%
Volatility (a)	45.00%	40.00%
Risk-free interest rate (b)	2.30%	0.29%
Expected term (years) (c)	2.00	2.00

(a)
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Class C Units.

(b)	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Class C Units.
(c)
The expected term is based on estimated liquidity event timing, which is based on a combination of scenarios with one being based on the probability of an initial public offering and the other based on the expected timing of a potential exit event under a remain private scenario.

Value Appreciation Units
The following is a summary of Value Appreciation Units (“VAP Units”) outstanding and vested:

VAP Units
Balance at September 25, 2021	4,039,620
Granted	—
Exercised	(255,845)
Forfeited	(92,664)

Balance at March 26, 2022	3,691,111

Vested at March 26, 2022	3,554,588
Vested and exercisable at March 26, 2022	2,369,725
The Company recognized $1.1 million and less than $0.1 million as compensation expense associated with the VAP Units for the six months ended March 26, 2022 and March 27, 2021, respectively. For the three months ended March 26, 2022 and March 27, 2021, the Company recognized $0.9 million and less than $0.1 million, respectively, as compensation expense associated with the VAP Units. As of March 26, 2022, unrecognized compensation expense related to the unvested portion of VAP Units was $0.4 million, which is expected to be recognized over a weighted average period of 1.5 years.
Warrant Units
On April 30, 2021, in connection with its entry into a Subscription Agreement with Walmart, the Company issued Walmart warrants to acquire up to an aggregate of 714,022 shares of the Company’s Class A Units (the “Warrants”), subject to certain vesting conditions. Warrants equivalent to 6.5% of the Company’s outstanding and issuable Common Units, or 446,741 units, vested upon the signing of the Subscription Agreement, and had a grant date fair value of $60.44 per unit. Warrants equivalent to up to 3.5% of the Company’s outstanding and issuable Common Units, or 267,281 units, may vest in connection with conditions defined by the terms of the Warrant, as Walmart makes additional expenditures to the Company in connection with the Subscription Agreement. There are up to six tranches based on increments of additional expenditures where approximately 44,000 additional Warrants may vest per tranche. The Warrants had a grant date fair value of $60.44 per unit. Upon vesting, units may be acquired at an exercise price of $389.03. The warrant units contain customary anti-dilution, down-round, and change-in-control
provisions. The right to purchase units in connection with the Warrant expires on April 30, 2031.
Non-cash
share-based payment expense associated with the warrant units is recognized as vesting conditions are achieved, based on the grant date fair value of the warrants. The fair value of the warrant units was determined as of the grant date in accordance with ASC 718,
Compensation – Stock Compensation
, using the Black-Scholes pricing model. The Black-Scholes pricing model is based, in part, upon assumptions for which management is required to use judgment. The assumptions made for purposes of estimating fair value under the Black-Scholes pricing model for the Warrants were as follows:

Selected Assumption
Dividend yield	0%
Volatility (a)	43.00%
Risk-free interest rate (b)	1.65%
Expected term (years) (c)	10.00

(a)
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Warrants.

(b)	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Warrants.
(c)	The expected term is based on the contractual term of the Warrants.
In December 2021, Walmart elected to gross exercise the 446,741 vested warrant units for $173.8 million. As a result of this gross exercise, 446,741 shares of Class A Common Units were issued to Walmart, which represents a 6.5% ownership in the Company’s outstanding and issuable Common Units. At March 26, 2022, no additional warrant units had vested in accordance with the terms referenced above. As of March 26, 2022, total unrecognized cost related to non-vested
warrants was $16.2 million, which may be expensed as vesting conditions are satisfied over the remaining term of the agreement, or 9.1 years.

15. Unit-based Compensation
Class C Units
The Company periodically grants Class C Units to employees, officers, and directors which vest over a period of up to five years, as determined by the Board of Managers. Each issuance of Class C Units entitles its holder to share in the appreciation in the fair market value (“FMV”) of the Company from the date of issuance, subject to any preferences or priorities payable to the Preferred Units. The Board shall establish a “Hurdle Value”, which shall not be less than the FMV on the date of such issuance of such Class C Unit and such units shall share only in appreciation of the FMV in excess of the Hurdle Value. Any distributions made with respect to Class C Units that have not yet become vested are held in a separate account for the benefit of the holder of the unvested units until such time as the units vest.
The following is a summary of Class C Units outstanding and vested:

Class C Units
Balance at September 29, 2018	428,571
Granted	64,987
Redeemed	—
Forfeited	(64,987)

Balance at September 28, 2019	428,571
Granted	42,587
Redeemed	—
Forfeited	(42,587)

Balance at September 26, 2020	428,571
Granted	51,543
Redeemed	—
Forfeited	(51,543)

Balance at September 25, 2021	428,571

Vested at September 25, 2021	340,282
The Company recognized $0.1 million as compensation expense associated with the Class C Units for both of the years ended September 25, 2021 and September 26, 2020, and less than $0.1 million as compensation expense associated with the Class C Units for the year ended September 28, 2019. As of September 25, 2021, unrecognized compensation expense related to the unvested portion of Class C Units was $0.4 million, which is expected to be recognized over a weighted average period of 4.5 years.
The Class C Units are subject to a put feature that allow holders to redeem vested Class C Units. The put feature requires the holder to hold the units for at least six months from the date the Class C Units vest to the earliest date the put feature can be exercised. Accordingly, since the holder is exposed to the economic risks and rewards of unit ownership, the Class C Units are treated as equity classified awards. However, because redemption of the Class C Units is outside of the control of the Company: (i) the Class C Units are classified outside of permanent members’ deficit, and (ii) the carrying value of Class C Units is adjusted to redemption value at each reporting period through a charge to members’ deficit (until such time as the Class C Units are redeemed or forfeited).
Valuation of Class C Units
The fair value of Class C Units was determined by the Company’s Board of Managers based on enterprise valuations performed by management with the assistance of a third-party valuation firm. For the year ended September 25, 2021, the Company’s total equity value was determined using a combination of the income approach and market approach under the Hybrid Method. Under this approach, a probability-weighted expected return method was applied where two types of future event scenarios were considered: an IPO scenario and a non-IPO
scenario for all other potential future exits. The relative probabilities between the future exit scenarios were based on an analysis of performance and market conditions at the time, including then-current IPO valuations of similarly situated companies and expectations as to the timing and likely prospects of future event scenarios. For the years ended September 26, 2020 and September 28, 2019, the Company’s total equity value was determined using the income approach. Under this approach, total equity value is estimated based on the present value of the Company’s future estimated cash flows. These future cash flows, including cash flows beyond the forecast period for the residual value, are discounted to their present values using an appropriate discount rate, to reflect the risks inherent in the Company achieving these estimated cash flows. The resulting equity value was then allocated to outstanding equity instruments using an option pricing model.
The fair value of each Class C Unit grant was estimated on the date of the award using a Black-Scholes option pricing model with the following assumptions:

	Year Ended
	September 25, 2021	September 26, 2020	September 28, 2019
Dividend yield	0%	0%	0%
Volatility (a)	40.0%	50.0%	40.0%
Risk-free interest rate (b)	0.29%	0.12%	1.58%
Expected term (years) (c)	2.00	1.25	3.00

(a)
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Class C Units.

(b)	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Class C Units.
(c)	The expected term is based on estimated liquidity event timing as further described above.
For the Class C Units granted during the three months ended September 25, 2021, the fair value per unit was estimated to be $407.19, for the three months ended June 26, 2021, $160.03, for the six months ended March 27, 2021 and for the year ended September 26, 2020, $5.56, and for the year ended September 28, 2019, $0.12.
Value Appreciation Units
The Company historically granted value appreciation units (“VAP Units”) to employees, officers, and directors that vested over a period of up to five years, as determined by the Board of Managers. No VAP Units were granted during the years ended September 25, 2021, September 26, 2020, and September 28, 2019. To the extent vested and exercisable, each VAP Unit may be exercised for a cash payment equal to the appreciation in the FMV of
1/100
th of a Class C Unit. The following exercisability triggers must be met before any vested award may be exercised, with the achievement of each trigger allowing one third of the vested award to be exercised: (i) the end of the first fiscal year in which the Company meets or exceeds annual revenue (on a cash accounting basis) of $100 million, (ii) the end of the first fiscal year in which the Company becomes cash flow positive, and (iii) the end of the first fiscal year in which the Company generates positive earnings before interest, taxes, depreciation, and amortization (“EBITDA”).

The following is a summary of VAP Units outstanding and vested:

VAP Units
Balance at September 29, 2018	7,574,464
Granted	—
Exercised	—
Forfeited	(2,521,282)

Balance at September 28, 2019	5,053,182
Granted	—
Exercised	—
Forfeited	(663,925)

Balance at September 26, 2020	4,389,257
Granted	—
Exercised	—
Forfeited	(349,637)

Balance at September 25, 2021	4,039,620

Vested at September 25, 2021	3,672,430
Vested and exercisable at September 25, 2021	2,448,287
Because the VAP Units are settleable in cash, they are treated as liability classified awards. Accordingly, the carrying value of the liability is adjusted to fair value at each reporting period through a charge to earnings (until such time as the VAP Units are settled or forfeited). Further, the exercisability triggers noted above represent performance conditions that impact the vesting of the awards. Accordingly, compensation expense is not recognized until such time as the performance conditions are considered probable of achievement. During the year ended September 28, 2019, the performance conditions relating to annual revenue and cash flows were considered probable of achievement. The performance condition relating to EBITDA is not considered probable of achievement at September 25, 2021.
The Company recognized $11.6 million, $0.1 million, and $0.0 million as compensation expense associated with the VAP Units for the years ended September 25, 2021, September 26, 2020, and September 28, 2019, respectively. As of September 25, 2021, unrecognized compensation expense related to the unvested portion of VAP Units was $1.2 million, which is expected to be recognized over a weighted average period of 2.0 years.
Warrant Units
On April 30, 2021, in connection with its entry into a Subscription Agreement with Walmart, the Company issued Walmart warrants to acquire up to an aggregate of 714,022 shares of the Company’s Class A Units (the “Warrants”), subject to certain vesting conditions. Warrants equivalent to 6.5% of the Company’s outstanding and issuable Common Units, or 446,741 units, vested upon the signing of the Subscription Agreement, and had a grant date fair value of $60.44 per unit. Warrants equivalent to up to 3.5% of the Company’s outstanding and issuable Common Units, or 267,281 units, may vest in connection with conditions defined by the terms of the Warrant, as Walmart makes additional expenditures to the Company in connection with the Subscription Agreement, There are up to six tranches based on increments of additional expenditures where approximately 44,000 additional Warrants may vest per tranche. The Warrants had a grant date fair value of $60.44 per unit. Upon vesting, units may be acquired at an exercise price of $389.03. The warrant units contain customary anti-dilution, down-round, and change-in-control
provisions. The right to purchase units in connection with the Warrant expires on April 30, 2031.
Non-cash
share-based payment expense associated with the warrant units is recognized as vesting conditions are achieved, based on the grant date fair value of the warrants. The fair value of the warrant units was determined as of the grant date in accordance with ASC 718 using the Black-Scholes pricing model. The Black-Scholes pricing model is based, in part, upon assumptions for which management is required to use judgment. The assumptions made for purposes of estimating fair value under the Black-Scholes pricing model for the Warrants were as follows:

Selected Assumption
Dividend yield	0%
Volatility (a)	43.0%
Risk-free interest rate (b)	1.65%
Expected term (years) (c)	10.00

(a)
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Warrants.

(b)	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Warrants.
(c)	The expected term is based on the contractual term of the Warrants.
The following table summarizes stock warrant activity for the year ended September 25, 2021:

Warrant Units
Outstanding and nonvested at September 26, 2020	—
Granted	714,022
Vested	(446,741)

Outstanding and nonvested at September 25, 2021	267,281

The amount of provision for warrants recorded as a reduction of the transaction price for the Warrants during the twelve months ended September 25, 2021 was $27.0 million. As of September 25, 2021, total unrecognized cost related to non-vested
warrants was $16.2 million, which may be expensed as vesting conditions are satisfied over the remaining term of the agreement, or 9.6 years. Warrants representing 446,741 shares are vested and exercisable.